Parametric TABS Intermediate-Term Municipal Bond Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,299,106

		$1,299,106

Education — 7.0%
Arizona State University, 4.00%, 7/1/40	$1,500	$1,679,685
Arizona State University, 4.00%, 7/1/42	1,500	1,673,985
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,231,056
District of Columbia, (Georgetown University), 5.00%, 4/1/31	2,455	2,744,003
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/26	5,000	6,203,050
Nevada System of Higher Education, 5.00%, 7/1/23	500	560,275
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	655,873
New York Dormitory Authority, (New York University), 5.00%, 7/1/42	5,475	6,650,318
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,415,520
University of California, 4.00%, 5/15/47	5,900	6,377,487
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,476,362
Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	402,136

		$32,069,750

Electric Utilities — 4.4%
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/32	$1,015	$1,185,672
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/33	1,055	1,217,206
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/34	375	430,905
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/35	375	428,798
Garland, TX, Electric Utility System Revenue, 4.00%, 3/1/36	400	454,348
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33(2)	1,070	1,219,244
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/37(2)	500	561,305
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,615,220
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	869,883
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/24	1,000	1,109,580
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,469,500
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	4,008,343
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,826,975

		$20,396,979

Escrowed/Prerefunded — 0.7%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$2,885	$3,149,987

		$3,149,987

Security	Principal Amount (000’s omitted)	Value
General Obligations — 32.4%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$6,115,800
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,080,600
Anchorage, AK, 5.00%, 9/1/28	1,835	2,169,062
Batavia, IL, 4.00%, 11/1/24	755	802,037
Bergen County, NJ, 3.00%, 12/1/32	4,700	4,912,440
Brookline, MA, 5.00%, 3/15/30	2,500	3,211,600
California, 4.00%, 8/1/36	3,525	3,848,313
Cape May County, NJ, 3.00%, 10/1/29	3,095	3,313,816
Cape May County, NJ, 3.00%, 10/1/30	2,250	2,389,545
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	650,560
Chino Valley Unified School District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,783,275
Cleveland Municipal School District, OH, 5.00%, 12/1/32	4,900	5,413,471
Collin County Community College District, TX, 4.00%, 8/15/35	775	891,258
Crystal Lake, IL, 4.00%, 12/15/23	455	487,282
Dallas County, TX, 5.00%, 8/15/29	5,200	6,345,144
Decatur, IL, 5.00%, 3/1/23	1,030	1,124,822
Denton County, TX, 4.00%, 7/15/30	1,000	1,161,270
Florida Board of Education, 5.00%, 6/1/28	5,000	5,921,850
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	906,350
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,860,472
Greensboro, NC, 5.00%, 2/1/28	1,790	2,190,745
Hawaii County, HI, 5.00%, 9/1/24	1,000	1,160,800
Homewood, AL, 5.00%, 9/1/32	1,070	1,272,155
Katy Independent School District, TX, (PSF Guaranteed), 0.825% to 8/16/21 (Put Date), 8/16/21 (Put Date), 8/15/36(1)	500	497,370
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/45	1,000	1,094,340
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	1,000	1,091,550
La Grange Park District, IL, 5.00%, 12/1/22	440	479,820
Lakeland, FL, 5.00%, 10/1/31	1,860	2,158,325
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	949,290
Lincoln, MA, 4.00%, 3/1/33	2,285	2,620,347
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,170,088
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	1,001,550
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,534,750
Los Angeles Unified School District, CA, 4.00%, 7/1/38	1,750	1,970,430
Los Angeles Unified School District, CA, 4.00%, 7/1/39	5,700	6,398,136
Macomb County, MI, 4.00%, 5/1/24	1,000	1,109,400
Madison County, TN, 5.00%, 5/1/23	1,115	1,242,812
Manhattan Beach Unified School District, CA, (Election of 2016), 4.00%, 9/1/46	10,050	10,915,003
Morris Township, NJ, 3.00%, 11/1/29	185	198,968
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,967,817
Neshaminy School District, PA, 4.00%, 11/1/26	660	719,380
New Hampshire, 4.00%, 12/1/32	2,085	2,386,408
Pennsylvania, 4.00%, 6/1/30	2,500	2,617,300
Plano Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/30	2,225	2,376,901
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,657,858
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,661,512
San Diego Community College District, CA, 4.00%, 8/1/32	5,000	5,551,000
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	8,802,315
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,500,633
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,687,450

Security	Principal Amount (000’s omitted)	Value
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	$1,255	$1,636,934
South Texas Community College District, 5.00%, 8/15/23	1,560	1,748,370
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,320,897
Wickliffe School District, OH, 4.00%, 12/1/33	300	339,693
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	852,929
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,132,800

		$148,405,043

Hospital — 4.1%
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	$1,000	$1,150,190
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	2,995,852
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	1,150	1,281,203
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,394,687
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	881,720
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	231,549
Pennsylvania Higher Educational Facilities Authority, (University Of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,499,373
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,169,278
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	577,855
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	665,232
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	1,540	1,852,682
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,067,020

		$18,766,641

Housing — 1.8%
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$1,800	$1,798,704
New York Mortgage Agency, 2.05%, 4/1/28	1,000	1,005,250
New York Mortgage Agency, 2.15%, 4/1/29	1,390	1,399,786
New York Mortgage Agency, 2.25%, 4/1/30	1,000	999,590
New York Mortgage Agency, 2.35%, 4/1/31	1,835	1,865,369
New York Mortgage Agency, 2.40%, 10/1/31	1,130	1,139,989

		$8,208,688

Insurance Education — 0.1%

Northern Arizona University, (BAM), 5.00%, 6/1/32	$500	$623,245

		$623,245

Insured-General Obligations — 2.2%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,131,287
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,104,450
Yonkers, NY, (BAM), 4.00%, 5/1/34	1,855	2,113,513
Yonkers, NY, (BAM), 4.00%, 5/1/34	795	902,174
Yonkers, NY, (BAM), 4.00%, 5/1/35	750	846,157

		$10,097,581

Insured-Water and Sewer — 0.2%
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/32	$275	$312,491
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/34	225	253,422
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/35	170	190,638

		$756,551

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.1%
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$145,048
Aspen Fire Protection District, CO, 4.00%, 12/1/27	235	273,996
Aspen Fire Protection District, CO, 4.00%, 12/1/28	225	264,348
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,671,329
Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,139,403
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,574,500
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	260	315,115
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	420	506,843
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/39	425	511,708
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,153,230
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,707,990
Virginia Public Building Authority, 4.00%, 8/1/35	1,000	1,158,730

		$14,422,240

Other Revenue — 14.2%
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,122,680
California Public Works Board, 5.00%, 9/1/39	2,660	2,944,381
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,245,449
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	1,137,503
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	380	443,737
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	523,921
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,302,350
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	16,500	17,796,405
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,602,900
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,031,226
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.79% to 12/1/23 (Put Date), (SIFMA+0.57%), 8/1/48(1)	8,000	7,780,080
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,516,050
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	11,000	11,670,230
San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,004,950

		$65,121,862

Senior Living/Life Care — 0.2%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$1,109,080

		$1,109,080

Special Tax Revenue — 1.5%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	$2,000	$2,199,920
Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/36	1,000	1,082,480
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,465,783

		$6,748,183

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.6%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$1,000	$1,083,810
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,081,550
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,279,387
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,750	4,265,588
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,689,975
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,371,880
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/22(2)	655	704,007
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/33(2)	955	1,147,815
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,988,152
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,161,940
Illinois Toll Highway Authority, 5.00%, 1/1/33	315	357,771
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,101,002
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,370,946
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,213,791
Massachusetts Department of Transportation, 5.00%, 1/1/31	1,965	2,434,222
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	3,500	3,519,285
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	1,835	2,109,369
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	1,615	1,849,143
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/30	10,000	11,969,500
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,495,060

		$53,194,193

Water and Sewer — 8.0%
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$4,566,794
Garland, TX, Water and Sewer System Revenue, 4.00%, 3/1/31	1,370	1,580,158
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,138,590
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	743,052
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/36	6,000	6,691,980
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,264,113
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,118,150
Portland, OR, Water System Revenue, 4.00%, 5/1/38	3,000	3,409,200
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,275	2,599,324
Rancho California Water District Financing Authority, 4.00%, 8/1/38	4,500	5,123,970
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/38	5,745	6,534,248
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,968,652

		$36,738,231

Total Tax-Exempt Municipal Securities — 91.8% (identified cost $403,433,628)		$421,107,360

Taxable Municipal Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$538,620
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	674,294

Total Taxable Municipal Securities — 0.3% (identified cost $1,122,045)		$1,212,914

Total Investments — 92.1% (identified cost $404,555,673)		$422,320,274

Other Assets, Less Liabilities — 7.9%		$36,386,972

Net Assets — 100.0%		$458,707,246

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	21.3%
Others, representing less than 10% individually	70.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 2.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$421,107,360	$—	$421,107,360
Taxable Municipal Securities	—	1,212,914	—	1,212,914
Total Investments	$—	$422,320,274	$—	$422,320,274

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.